FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Interest on short and long-term investments	R$ 100,208	R$ 148,162	R$ 91,353
Sublease receivables	0	1,754	13,314
Debt into equity conversion	734,433	0	0
Fair value of TAP Bond	4,127	37,610	66,053
Others	65,315	51,532	49,421
Total financial income	904,083	239,058	220,141
Financial expenses
Interest on loans and financing	(2,791,669)	(1,379,560)	(865,107)
Interest on reverse factoring	0	(10,224)	(17,010)
Interest on lease	(2,675,913)	(2,460,514)	(2,420,557)
Interest on convertible instruments	(405,207)	(273,826)	(242,608)
Interest accounts payable and airport taxes and fees	(438,290)	(328,937)	(418,066)
Interest on provisions	(187,372)	(76,989)	(257,419)
Interest on factoring credit card receivables	(327,897)	(327,771)	(334,896)
Amortized cost of loans and financing	(722,718)	(113,908)	(44,894)
Amortized cost of convertible instruments	0	0	(2,622)
Financial operations cost	(248,969)	(130,285)	(84,453)
Fair value of the TAP Bond	(1,056,005)	(14,842)	(25,736)
Restructuring of loans and financing	(542,438)	0	(199,635)
Restructuring of convertible debentures	(334,599)	0	(352,430)
Provision for loss on short-term investments	(117,684)	0	0
Other restructuring costs	(215,354)	0	0
Others	(231,004)	(130,558)	(343,338)
Financial expenses	(10,295,119)	(5,247,414)	(5,608,771)
Derivative financial instruments, net	986,521	317,729	(238,458)
Foreign currency exchange, net	4,207,915	(7,890,179)	1,625,064
Financial result, net	R$ (4,196,600)	R$ (12,580,806)	R$ (4,002,024)